J.P. Morgan Funds
J.P. Morgan Institutional Funds
Supplement dated October 29, 1999 to the following Statements of Additional Information ("SAI"):

J.P. Morgan and J.P. Morgan Institutional Disciplined Equity Fund (combined
     SAIs), each dated October 1, 1999
J.P. Morgan and J.P. Morgan Institutional U.S. Equity Fund (combined SAIs), each dated October 1, 1999
J.P. Morgan and J.P. Morgan Institutional U.S. Small Company Fund (combined
     SAIs), each dated October 1, 1999
J.P. Morgan U.S. Small Company Opportunities Fund (combined SAI), dated October
     1, 1999

The following replaces the section under the heading "Custodian and Transfer Agent":

         The Bank of New York ("BONY"), One Wall Street, New York, New York 10286, serves as the Trust's and each of the Portfolio's custodian and fund accounting agent. Pursuant to the Custodian and Fund Accounting Agreements, BONY is responsible for maintaining the books of account and records of portfolio transactions and holding portfolio securities and cash. The custodian maintains portfolio transaction records.

         State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, serves as each Fund's transfer and dividend disbursing agent. As transfer agent and dividend disbursing agent, State Street is responsible for maintaining account records detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts. Prior to October 18, 1999, State Street also served as custodian and fund accounting agent for the Trust and the Portfolios.

J.P. Morgan Funds
J.P. Morgan Institutional Funds
J.P. Morgan Series Trust
Supplement dated October 29, 1999 to the following Statements of Additional Information ("SAI"):

J.P. Morgan and J.P. Morgan Institutional International Equity Fund (combined
     SAIs), each dated March 1, 1999
J.P. Morgan and J.P. Morgan Institutional Emerging Markets Equity Fund (combined
     SAIs), each dated March 1, 1999
J.P. Morgan and J.P. Morgan Institutional International Opportunities Fund
     (combined SAIs), each dated March 1, 1999
J.P. Morgan and J.P. Morgan Institutional European Equity Fund (combined SAIs), each dated March 1, 1999
J.P. Morgan Prime Money Market Fund (combined SAI), dated March 1, 1999
J.P. Morgan Federal Money Market Fund (combined SAI), dated March 1, 1999
J.P. Morgan Tax Exempt Money Market Fund, dated March 1, 1999
J.P. Morgan Institutional and J.P. Morgan Institutional Service Prime Money
     Market Fund (combined SAIs), each dated March 1, 1999 (as revised July 22,
     1999)
J.P. Morgan Institutional and J.P. Morgan Institutional Service Federal Money
     Market Fund (combined SAIs), each dated March 1, 1999 (as revised July 22,
     1999)
J.P. Morgan Institutional and J.P. Morgan Institutional Service Tax Exempt Money
     Market Fund, each dated March 1, 1999 (as revised July 22, 1999)
J.P. Morgan Institutional and J.P. Morgan Institutional Service Treasury Money
     Market Fund (combined SAIs), each dated March 1, 1999 (as revised July 22,
     1999)
J.P. Morgan Prime Money Market Reserves Fund (combined SAI), dated May 3, 1999
     (as revised July 22, 1999)
J.P.  Morgan  Treasury  Money  Market  Reserves  Fund (combined  SAI), dated
     May 3,  1999 (as  revised  July 22,  1999)
J.P.  Morgan Institutional Bond Fund - Ultra, dated March 1, 1999
J.P. Morgan and J.P. Morgan Institutional Short Term Bond Fund (combined  SAI), each dated August 2, 1999
J.P. Morgan and J.P. Morgan  Institutional Bond Fund (combined SAI), each dated
     August 2, 1999
J.P. Morgan and J.P. Morgan  Institutional  Global Strategic Bond Fund (combined
     SAI), each dated August 2, 1999
J.P. Morgan California Bond Fund, dated March 1, 1999
J.P. Morgan and J.P. Morgan Institutional Disciplined Equity Fund (combined
     SAI),  each dated October 1, 1999
J.P.  Morgan and J.P.  Morgan Institutional U.S. Equity Fund (combined SAI), each dated October 1, 1999
J.P. Morgan and J.P. Morgan  Institutional U.S. Small Company Fund (combined
     SAI), each dated October 1, 1999
J.P. Morgan U.S. Small Company Opportunities Fund (combined SAI), dated October 1, 1999 J.P. Morgan Global 50 Fund, dated March 1, 1999


The last  sentence of the section  under the  heading  "Additional  Investments:
When-Issued and Delayed Delivery Securities" is deleted.